Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

December 14, 2009	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq. and Laura Hatch

Re:	Cohen & Steers Select Utility Fund, Inc.
Registration Statement on Form N-14 8C (File Nos.: 333-160353; 811-10481)

Ladies and Gentlemen:

On behalf of Cohen & Steers Select Utility Fund, Inc. (“UTF”), transmitted herewith for filing with the Securities and Exchange Commission (the “SEC”) is Post-Effective Amendment No. 1 (“Amendment No. 1”) to UTF’s Registration Statement on Form N-14 8C (the “Registration Statement”). Amendment No. 1 contains a Proxy Statement that includes a proposal to the stockholders of UTF to approve a merger of Cohen & Steers REIT and Utility Income Fund, Inc. (“RTU”) with and into UTF (the “Merger”), as well as a related proposal to approve an amendment to UTF’s charter to increase the number of shares of authorized capital stock (the “Charter Amendment”).

Amendment No. 1 is marked to reflect changes from the definitive version of the Prospectus/Proxy Statement filed with the SEC on August 26, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”). The Prospectus/Proxy Statement contained separate proposals to the stockholders of RTU and UTF to approve the Merger, as well as separate proposals to the stockholders of UTF to approve the Charter Amendment and to change UTF’s investment objective, which would permit UTF to shift its principal investment strategy from a focus on utility securities to the securities of infrastructure companies.

Background: The joint special meeting of stockholders (the “Meeting”) of RTU and UTF was held on October 22, 2009, and adjourned until November 24, 2009, in order to provide additional time to solicit votes in favor of the Merger. The stockholders of RTU approved the Merger at the adjourned Meeting on November 24, 2009. Although a majority of the votes submitted by UTF’s stockholders were in favor of the proposed Merger, UTF failed to achieve a sufficient number of votes to approve the Merger as of November 27, 2009, which was the last date the Meeting could be adjourned without having to establish a new record date in order to continue to solicit stockholder votes under applicable state law.

The Board of Directors of UTF has determined that the proposed Merger continues to be in the best interests of UTF and its stockholders and, as such, has set a new record date and reconvened Meeting date. As RTU’s stockholders have approved the Merger, the Proxy Statement filed as part of Amendment No. 1 will only be mailed to stockholders of UTF as of the new record date. No Prospectus is being included with the mailing as UTF’s stockholders are not being offered, nor will they receive, additional shares of UTF in the Merger.

Request for Selective Review: To attempt to avoid running out of time to solicit stockholder votes prior to having to set another new record date in 2010, UTF would like to have Amendment No. 1 declared effective by the SEC pursuant to its authority under Section 8(c) of the Securities Act during the week of January 4, 2010. As such, we are requesting selective review of Amendment No. 1 by the staff of the SEC.

Amendment No. 1 has been revised to (i) update certain financial information contained in the Proxy Statement, including pro forma financial statements, (ii) remove, as appropriate, information relevant only to stockholders of RTU and (iii) remove Proposal 3 (approval to change UTF’s investment objective) that was included in the Prospectus/Proxy Statement, as UTF’s stockholders approved that Proposal on November 24, 2009. The only other material revisions to Amendment No. 1 consist of revising the comparative sections of the Proxy Statement—primarily in Proposal 1—as UTF changed its principal investment strategy as of January 1, 2010 to focus on infrastructure companies. That disclosure, however, was reviewed previously by the staff of the SEC in connection with its review of Proposal 3 in the Prospectus/Proxy Statement.

UTF’s Tandy representation is filed herewith. UTF will file an acceleration request as correspondence with the SEC upon further discussions with the SEC’s staff.

Please direct any comments and questions concerning Amendment No. 1 to me at 212.806.6443 (nrunyan@stroock.com) or, in my absence, to Janna Manes at 212.806.6141 (jmanes@stroock.com).

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	Janna Manes, Esq.
Tina M. Payne, Esq.

December 14, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq. and Laura Hatch

Re:	Cohen & Steers Select Utility Fund, Inc.
Registration Statement on Form N-14 8C
File Numbers: 333-160353; 811-21485

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

COHEN & STEERS SELECT UTILITY FUND, INC.

By:	/s/ Frances C. Poli
Francis C. Poli
Secretary